SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company’s significant accounting policies and recent accounting standards are summarized in Note 2 of the Company’s financial statements for the year ended December 31, 2020. There were no significant changes to these accounting policies during the nine months ended September 30, 2021.

Use of Estimates

The preparation of the Company’s unaudited interim condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company utilizes certain estimates in the determination of the fair value of its warrants, deferred tax valuation allowances, revenue recognition, share-based compensation, derivative liabilities for embedded conversion features, and accrued expenses amongst others. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results could differ from such estimates.

Off-Balance Sheet Risk and Concentrations of Credit Risk

The Company has no significant off-balance sheet risks, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Cash accounts are maintained at financial institutions that potentially subject the Company to concentrations of credit risk. At September 30, 2021 and December 31, 2020, substantially all of the Company’s cash was deposited in accounts at one financial institution. The Company maintains its cash deposits, which at times may exceed the federally insured limits, with a reputable financial institution and, accordingly, the Company believes such funds are subject to minimal credit risk.

Concentration of credit risk with respect to accounts receivable is typically related to customers who account for a significant portion of revenue. During the three months ended September 30, 2021, one customer represented approximately 16% of the Company’s revenues. During the three months ended September 30, 2020, two customers represented approximately 10% and 32% of the Company’s revenues.

During the nine months ended September 30, 2021, one customer represented approximately 10% of the Company’s revenues. During the nine months ended September 30, 2020, two customers represented approximately 21% and 15% of the Company’s revenues.

As of September 30, 2021, three customers each represented 12% of the Company’s accounts receivable balance. As of September 30, 2020, one customer represented 13% of the Company’s accounts receivable balance.

As of September 30, 2021, three customers represented 23%, 17%, and 13%, respectively, of the Company’s unbilled accounts receivable balance. As of September 30, 2020, there were no customers with unbilled accounts receivable balances in excess of 10% of the total.

During the three months ended September 30, 2021 and 2020, revenue attributable to customers located in foreign countries represented approximately 4% and 6% of revenue, respectively. During the nine months ended September 30, 2021 and 2020, revenue attributable to customers located in foreign countries represented approximately 5% and 6% of revenue, respectively.

As of September 30, 2021 and 2020, accounts receivable attributable to customers located in foreign countries represented approximately 4% and 8% of accounts receivable, respectively. As of September 30, 2021 and 2020, accounts receivable-unbilled attributable to customers located in foreign countries represented approximately 5% and 12% of accounts receivable-unbilled, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

➢	Level 1 — Valuations based on quoted prices for identical assets and liabilities in active markets.
➢	Level 2 — Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
➢	Level 3 — Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

For certain financial instruments, including cash, accounts receivable, and accounts payable, the carrying amounts approximate their fair values as of September 30, 2021 and December 31, 2020 because of their short-term nature. The liability in connection with conversion features included within certain of the Company’s Convertible Notes and Bridge Notes was classified as a derivative liability for embedded conversion features on the balance sheets and were considered to be a Level 3 liability.

Deferred Initial Public Offering Costs

The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process equity issuances as deferred initial public offering costs until such equity issuances are consummated. After consummation of the equity issuance, these costs are recorded as a reduction in the capitalized amount associated with the equity issuance. Should the equity issuance be abandoned, the deferred initial public offering costs would be expensed immediately as a charge to operating expenses in the consolidated statement of operations. On June 21, 2021, the Company consummated its IPO; accordingly, the Company recognized deferred initial public offering costs of approximately $0.6 million as a reduction from gross proceeds associated with the IPO through additional paid-in capital in the accompanying condensed consolidated balance sheet. The Company recorded approximately $2.3 million of offering costs in additional paid-in capital in connection with the IPO. Accordingly, there were no deferred offering costs as of September 30, 2021. The Company had approximately $265,000 of deferred offering costs related to the IPO which were recorded in other current assets on the balance sheet as of December 31, 2020.

Derivative Liability for Embedded Conversion Features

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks.

The Company evaluates its convertible instruments to determine if those contracts or embedded components of those contracts qualify as derivatives to be accounted for separately. In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other bifurcated embedded derivative instruments in the convertible instrument, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument. The result of this accounting treatment is that the fair value of the embedded derivative is recorded as a liability and marked-to-market each balance sheet date, with the change in fair value recorded in the statements of operations as other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

Revenue Recognition and Accounts Receivable

The Company recognizes revenue using the five step approach as follows: (1) identify the contract with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) we satisfy the performance obligations.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company generates revenue by procuring various specimens from hospitals, laboratories, and other supply sites, for the Company’s medical research customers using the Company’s proprietary software, the iSpecimen Marketplace, to identify, locate, and ultimately validate the required specimens to the Company’s customers’ requested specifications. The Company’s performance obligation is to procure a specimen meeting the customer specification(s) from a supplier, on a “best efforts” basis, for the Company’s customer at the agreed price per specimen as indicated in the customer contract with the Company. The Company does not currently charge suppliers or customers for the use of the Company’s proprietary software. Each customer will execute a material and data use agreement with the Company or agrees to online purchase terms, each of which includes terms such as specimen and data use, shipment terms, payment and cancellation terms. These are then supplemented by purchase orders that specify specimen requirements including detailed inclusion/exclusion criteria, quantities to be collected, and pricing. Collectively, these customer agreements represent the Company’s contracts with its customer. Generally, contracts have fixed unit pricing. For certain specimen orders, a refundable customer deposit may be required prior to order fulfillment depending on project set-up requirements, presented as deferred revenue. The Company expects to recognize the deferred revenue within the next twelve months.

Specimen collections occur at supply sites within the Company’s network. “Collection” is when the specimen has been removed, or “collected” from the patient or donor. A specimen is often collected specifically for a particular Company order. Once collected, the specimen is assigned by the supplier to the Company and control of the specimen passes to the Company. “Accession” is the process whereby a collected specimen and associated data are registered and assigned in the iSpecimen Marketplace to a particular customer order, which can occur while a specimen is at the supplier site or while at the Company site and is when control of the specimen passes to the customer. Suppliers may ship specimens to the Company or directly to the customer, if specimens must be delivered within a short time period (less than 24 hours after collection) or shipping to the Company is not practical.

The Company has evaluated principal versus agent considerations as part of the Company’s revenue recognition policy. The Company has concluded that it acts as principal in the arrangement as it manages the procurement process from beginning to end and determines which suppliers will be used to fulfill an order, usually take physical possession of the specimens, set prices for the specimens, and bear the responsibility for customer credit risk.

The Company recognizes revenue over time, as the Company has created an asset with no alternative use to the Company which has an enforceable right to payment for performance completed to date. At contract inception, the Company reviews a contract, and related order upon receipt, to determine if the specimen ordered has an alternative use by us. Generally, specimens ordered do not have an alternative future use to the Company and the performance obligation is satisfied when the related specimens are accessioned. The Company uses an output method to recognize revenue for specimens with no alternative future use. The output is measured based on the number of specimens accessioned. In the rare circumstances where specimens do have an alternative future use, the Company's performance obligation is satisfied at the time of shipment.

Customers are typically invoiced upon shipment. Depending on the quantity of specimens ordered, it may take several accounting periods to completely fulfill a purchase order. In other words, there can be multiple invoices issued for a single purchase order, reflecting the specimens being accessioned over time. However, specimens are generally shipped as soon as possible after they have been accessioned.

Once a specimen that has no alternative future use, and for which the Company has an enforceable right to payment, has been accessioned, the Company records the offset to revenue in accounts receivable — unbilled. Once the specimen has been shipped and invoiced, a reclassification is made from accounts receivable — unbilled to accounts receivable.

Customers are generally given fourteen days from the receipt of specimens to inspect the specimens to ensure compliance with specifications set forth in the purchase order documentation. Customers are entitled to either receive replacement specimens or receive reimbursement of payments made for such specimens. The Company has a nominal history of returns for nonacceptance of specimens delivered. When this has occurred, the Company has given the customer a credit for the returns. The Company has not recorded a returns allowance.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following table summarizes the Company’s revenue for the following periods:

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Specimens – contracts with customers	$2,671,655	$2,223,057	$8,448,164	$5,408,012
Shipping and other	46,879	27,090	138,053	58,363
Revenue	$2,718,534	$2,250,147	$8,586,217	$5,466,375

The Company carries its accounts receivable at the invoiced amount less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its accounts receivable to determine if an allowance for doubtful accounts is necessary, based on economic conditions and each customer’s payment history. Receivables are written off when deemed uncollectible, with any future recoveries recorded as income when received. As of September 30, 2021 and December 31, 2020, the Company had an allowance for doubtful accounts of $141,952 and $108,096, respectively.

The Company applies the practical expedient to account for shipping and handling activities as fulfillment cost rather than as a separate performance obligation. Shipping and handling costs incurred are included in cost of revenue.

Restricted Stock Units (RSUs)

The Company recognizes share-based compensation expense from restricted stock units (RSUs) ratably over the specified vesting period. The fair value of RSUs is determined to be the closing share price of the Company's common stock on the grant date.

Common Stock Warrants

The Company accounts for common stock warrants as either equity instruments or liabilities, depending on the specific terms of the warrant agreement. The warrants shall be classified as a liability if 1) the underlying shares are classified as liabilities or 2) the entity can be required under any circumstances to settle the warrant by transferring cash or other assets. The measurement of equity-classified nonemployee share-based payments is generally fixed on the grant date and are considered compensatory. For additional discussion on warrants, see Note 9.

Net Loss Per Share

Basic net loss per share is calculated by dividing net loss applicable to common stockholders by the weighted- average number of shares outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by adjusting the weighted-average number of shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. For purposes of the diluted net loss per share calculation, the potential impact of shares to be issued upon conversion of Series A, Series A-1 and Series B preferred stock, stock options, and warrants to purchase common stock are considered to be common stock equivalents, but have been excluded from the calculation of diluted net loss per share, as their effect would be anti-dilutive for all periods presented. Therefore, basic and diluted net loss per share applicable to common stockholders were the same for all periods presented.

The table below provides common stock equivalents excluded from diluted net loss per share for the following periods:

	Nine months ended September 30,
	2021	2020
Shares issuable upon conversion of preferred stock	—	1,291,012
Shares issuable upon vesting of RSUs	284,267	—
Shares issuable upon exercise of stock options	269,770	253,575
Shares issuable upon exercise of Lender Warrant to purchase common stock	12,500	23,309
Shares issuable upon exercise of Underwriter Warrants to purchase common stock	90,000	—

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

The Company qualifies as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. The JOBS Act permits an emerging growth company such as us to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies until those standards would otherwise apply to private companies. The Company has elected not to “opt out” of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company will adopt the new or revised standard at the time private companies adopt the new or revised standard and will do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The Company’s financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company utilizes certain estimates in the determination of the fair value of its common stock and warrants, deferred tax valuation allowances, revenue recognition, share-based compensation, and accrued expenses amongst others. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results could differ from such estimates.

Off-Balance Sheet Risk and Concentrations of Credit Risk

The Company has no significant off-balance sheet risks, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Cash accounts are maintained at financial institutions that potentially subject the Company to concentrations of credit risk. At December 31, 2020 and 2019, substantially all of the Company’s cash was deposited in accounts at one financial institution. The Company maintains its cash deposits, which at times may exceed the federally insured limits, with a reputable financial institution and, accordingly, the Company believes such funds are subject to minimal credit risk.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Concentration of credit risk with respect to accounts receivable is typically related to customers who account for a significant portion of revenue. During 2020, two customers represented approximately 11% and 10% of the Company’s 2020 revenues and comprised 0% and 0% of accounts receivable and 0% and 5% of accounts receivable-unbilled at December 31, 2020. During 2019, three customers represented approximately 20%, 11%, and 10% of the Company’s 2019 revenues and comprised 4%, 44%, and 1% of accounts receivable, and 0%, 0%, and 0% of accounts receivable-unbilled at December 31, 2019. During the years ended December 31, 2020 and 2019, revenue attributable to customers located in foreign countries is approximately 6% and 23% of revenue, respectively. During the years ended December 31, 2020 and 2019, accounts receivable attributable to customers located in foreign countries is approximately 11% and 5% of accounts receivable, respectively. During the years ended December 31, 2020 and 2019, accounts receivable-unbilled attributable to customers located in foreign countries is approximately 0% and 17% of accounts receivable-unbilled, respectively.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

➢	Level 1 — Valuations based on quoted prices for identical assets and liabilities in active markets.
➢

Level 2 — Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

➢

Level 3 — Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

For certain financial instruments, including cash, accounts receivable, and accounts payable, the carrying amounts approximate their fair values as of December 31, 2020 and 2019 because of their short-term nature. The liability in connection with conversion features included within certain of the Company’s convertible notes payable is classified as a derivative liability for embedded conversion features on the balance sheets and is considered to be a Level 3 liability.

Derivative Liability for Embedded Conversion Features

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks.

The Company evaluates its convertible notes to determine if those contracts or embedded components of those contracts qualify as derivatives to be accounted for separately. In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other bifurcated embedded derivative instruments in the convertible instrument, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument. The result of this accounting treatment is that the fair value of the embedded derivative is recorded as a liability and marked-to-market each balance sheet date, with the change in fair value recorded in the statements of operations as other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

Recent Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company qualifies as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. The JOBS Act permits an emerging growth company such as us to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies until those standards would otherwise apply to private companies. We have elected not to “opt out” of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, we will adopt the new or revised standard at the time private companies adopt the new or revised standard and will do so until such time that we either (i) irrevocably elect to “opt out” of such extended transition period or (ii) no longer qualify as an emerging growth company.

Accounting Standards Issued, Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02” or “Topic 842”), which applies to all leases. Under ASU 2016-02, a right-of-use asset and lease obligation will be recorded for all leases, whether operating or financing leases, while the statement of operations will reflect lease expense for operating leases and amortization and interest expense for financing leases. ASU 2016-02 is effective for public entities for fiscal years beginning after December 15, 2018 and interim periods within those years, and after December 15, 2020 and interim periods beginning after December 15, 2021 for all other entities. Early adoption is permitted. On June 3, 2020, the FASB issued ASU No. 2020-05, which amends the effective dates of Topic 842 to give immediate relief to certain entities as a result of the widespread adverse economic effects and business disruptions caused by the coronavirus disease 2019 (COVID-19) pandemic. Specifically, the FASB deferred the effective dates of Topic 842 for private companies. The deferrals apply only if an entity has not yet issued their financial statements (or made their financial statements available for issuance) as of June 3, 2020. The effective date of Topic 842 as amended by ASU No. 2020-05 is for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Entities are required to use a modified retrospective approach of adoption for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. Full retrospective application is prohibited. The Company currently expects that most of its operating lease commitments will be subject to the new standard and recognized as operating lease liabilities and right-of-use assets upon its adoption of Topic 842, which will increase the total assets and total liabilities that the Company reports relative to such amounts prior to adoption. The Company is expected to adopt this new standard as of January 1, 2022.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, that changes the impairment model for most financial assets and certain other instruments. For receivables, loans and other instruments, entities will be required to use a new forward-looking “expected loss” model that generally will result in the earlier recognition of allowance for losses. In addition, an entity will have to disclose significantly more information about allowances and credit quality indicators. The new standard is effective for the Company for fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact of the pending adoption of the new standard on its financial statements and intends to adopt the standard as of January 1, 2023.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which modifies ASC 740 to reduce complexity while maintaining or improving the usefulness of the information provided to users of financial statements. ASU 2019-12 is effective for the Company for interim and annual reporting periods beginning after December 15, 2021. The Company is currently assessing the impact of ASU 2019-12, but it is not expected to have a material impact on the Company’s financial statement.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification and makes targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance. This update will be effective for the Company’s fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company is currently evaluating the impact of the pending adoption of the new standard on its financial statements and intends to adopt the standard as of January 1, 2024.

Revenue Recognition and Accounts Receivable

The Company recognizes revenue using the five step approach as follows: (1) identify the contract with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) we satisfy the performance obligations.

The Company generates revenue by procuring various specimens from hospitals, laboratories, and other supply sites, for our medical research customers using our proprietary software, the iSpecimen Marketplace, to identify, locate, and ultimately validate the required specimens to our customers’ requested specifications. The Company’s performance obligation is to procure a specimen meeting the customer specification(s) from a supplier, on a “best efforts” basis, for our customer at the agreed price per specimen as indicated in the customer contract with the Company. The Company does not currently charge suppliers or customers for the use of our proprietary software. Each customer will execute a material and data use agreement with the Company or agrees to online purchase terms, each of which includes terms such as specimen and data use, shipment terms, payment and cancellation terms. These are then supplemented by purchase orders that specify specimen requirements including detailed inclusion/exclusion criteria, quantities to be collected, and pricing. Collectively, these customer agreements represent the Company’s contracts with its customer. Generally, contracts have fixed unit pricing. For certain specimen orders, a refundable customer deposit may be required prior to order fulfillment depending on project set-up requirements, presented as deferred revenue. The Company expects to recognize the deferred revenue within the next twelve months.

Specimen collections occur at supply sites within our network. “Collection” is when the specimen has been removed, or “collected” from the patient or donor. A specimen is often collected specifically for a particular Company order. Once collected, the specimen is assigned by the supplier to the Company and control of the specimen passes to the Company. “Accession” is the process whereby a collected specimen and associated data are registered and assigned in the iSpecimen Marketplace to a particular customer order, can occur while a specimen is at the supplier site or while at the Company site and is when control of the specimen passes to the customer. Suppliers may ship specimens to the Company or directly to the customer, if specimens must be delivered within a short time period (less than 24 hours after collection) or shipping to the Company is not practical.

The Company has evaluated principal versus agent considerations as part of our revenue recognition policy. The Company has concluded that we act as principal in the arrangement as we manage the procurement process from beginning to end and determine which suppliers will be used to fulfill an order, usually take physical possession of the specimens, set prices for the specimens, and bear the responsibility for customer credit risk.

The Company recognizes revenue over time, as we have created an asset with no alternative use to the Company and has an enforceable right to payment for performance completed to date. At contract inception, the Company reviews a contract and related order upon receipt to determine if the specimen ordered has an alternative use by us. In the rare circumstances where specimens do have an alternative future use, our performance obligation is satisfied at the time of shipment. Generally, specimens ordered do not have an alternative future use to the Company and the performance obligation is satisfied when the related specimens are accessioned. The Company uses an output method to recognize revenue for specimens with no alternative future use. The output is measured based on the number of specimens accessioned.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Customers are typically invoiced upon shipment. Depending on the quantity of specimens ordered, it may take several accounting periods to completely fulfill a purchase order. In other words, there can be multiple invoices issued for a single purchase order, reflecting the specimens being accessioned over time. However, specimens are generally shipped as soon as possible after they have been accessioned.

Once a specimen that has no alternative future use, and for which we have an enforceable right to payment, has been accessioned, we record the offset to revenue in accounts receivable - unbilled. Once the specimen has been shipped and invoiced, a reclassification is made from accounts receivable - unbilled to accounts receivable.

Customers are generally given fourteen days from the receipt of specimens to inspect the specimens to ensure compliance with specifications set forth in the purchase order documentation. Customers are entitled to either receive replacement specimens or receive reimbursement of payments made for such specimens. We have a nominal history of returns for nonacceptance of specimens delivered.

When this has occurred, we have given the customer a credit for the returns. We have not recorded a returns allowance.

The following table summarizes the Company’s revenue for the years ended December 31:

	2020	2019
Specimens – contracts with customers	$8,086,324	$4,215,002
Shipping and other	97,782	83,348
Revenue	$8,184,106	$4,298,350

The Company carries its accounts receivable at the invoiced amount less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its accounts receivable to determine if an allowance for doubtful accounts is necessary, based on economic conditions and each customer’s payment history. Receivables are written off when deemed uncollectible, with any future recoveries recorded as income when received. As of December 31, 2020, and 2019, the Company had an allowance for doubtful accounts of $108,096 and $0, respectively.

The Company applies the practical expedient to account for shipping and handling activities as fulfillment cost rather than as a separate performance obligation. Shipping and handling costs incurred are included in cost of revenue.

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. When an item is sold or retired, the costs and related accumulated depreciation or amortization are eliminated, and the resulting gain or loss, if any, is credited or charged to income in the statement of operations. The Company provides for depreciation and amortization using the straight-line method over the estimated useful lives of the respective assets. A summary of estimated useful lives is as follows:

Asset category	Estimated Useful Life
Website	3 years
Computer equipment and purchased software	5 years
Equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of useful life of asset or lease term

Major improvements are capitalized while replacement, maintenance and repairs which do not improve or extend the lives of the respective assets are expensed as incurred.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Internally Developed Software, net

The Company capitalizes certain internal and external costs incurred during the application development stage of internal-use software projects until the software is ready for its intended use. Amortization of the asset commences when the software is complete and placed into service and is recorded in operating expenses. The Company amortizes completed internal-use software over its estimated useful life of five years on a straight-line basis. Costs incurred during the planning, training and post-implementation stages of the software development life cycle are classified as technology and are expensed to operations as incurred.

Impairment of Long-Lived Assets

Management reviews long-lived assets for impairment when circumstances indicate the carrying amount of an asset may not be recoverable. An impairment loss is recognized when expected cash flows are less than the asset’s carrying value. Long-lived assets consist of property and equipment and internal-use software. No impairment charges were recorded for the years ended December 31, 2020 and 2019.

Debt Issuance Costs

Debt issuance costs are recorded net against the related debt and amortized to interest expense over the life of the related debt. During the years ended December 31, 2020 and 2019, amortized debt issuance costs of $9,185 and $7,252, respectively, were recorded as a component of interest expense.

Cost of Revenue

Cost of revenue primarily consists of the purchase price to acquire specimens from hospitals and laboratories; inbound and outbound shipping costs; supply costs related to samples; payment processing and related transaction costs; and costs paid to the supply sites to support sample collections. Shipping costs upon receipt of products from suppliers are recognized in cost of revenue. For the year ended December 31, 2020, the Company acquired approximately 21% of specimens from one vendor. For the year ended December 31, 2019, the Company acquired approximately 22%, 10%, and 10% of specimens from three vendors.

Technology

Technology costs include payroll and related expenses for employees involved in the development and implementation of iSpecimen’s technology; software license and system maintenance fees; outsourced data center costs; data management costs; depreciation and amortization; and other expenses necessary to support technology initiatives. Collectively, these costs reflect the investments the Company makes in order to offer a wide variety of products and services to customers. Technology and data costs are generally expensed as incurred.

A portion of technology costs are related to research and development. Costs incurred for research and development are expensed as incurred, except for software development costs that are eligible for capitalization. Research and development costs primarily include salaries and related expenses, in addition to the cost of external service providers. For the years ended December 31, 2020 and 2019, research and development costs totaled $319,235 and $155,244, respectively.

Sales and Marketing

Sales and marketing costs primarily consist of payroll and related expenses for personnel engaged in marketing and selling activities, including salaries and sales commissions; travel expenses; public relations and social media costs; ispecimen.com website development and maintenance costs; search engine optimization fees; advertising costs; direct marketing costs; trade shows and events fees; marketing and customer relationship management software; and other marketing-related costs. Advertising expenses consist primarily of marketing, public relations, and promotional materials. Advertising costs are expensed as incurred and totaled $111,304 and $168,115 for the years ended December 31, 2020 and 2019, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Supply Development

The Company has agreements with supply partners that allow the Company to procure specimens from them and distribute these samples to customers. Supply development costs primarily include payroll and related expenses for personnel engaged in the development and management of this supply network; related travel expenses; regulatory compliance costs to support the network; and other supply development and management costs.

Fulfillment

Fulfillment costs primarily consist of those costs incurred in operating and staffing operations and customer service teams, including costs attributable to assess the feasibility of specimen requests; creating and managing orders; picking non-capitalizable, packaging, and preparing customer orders for shipment; responding to inquiries from customers; and laboratory equipment and supplies.

General and Administrative

General and administrative expenses primarily consist of costs for corporate functions, including payroll and related expenses for human resources, legal, finance, and executive teams; associated software licenses; facilities and equipment expenses, such as depreciation and amortization expense and rent, outside legal expenses, insurance costs, and other general and administrative costs.

Share-Based Compensation

The Company records share-based compensation for options granted to employees, non-employees, and to members of the board of directors for their services on the board of directors based on the grant date fair value of awards issued, and the expense is recorded on a straight-line basis over the requisite service period. Forfeitures are recognized when they occur.

The Company uses the Black-Scholes-Merton option pricing model to determine the fair value of stock options. The use of the Black-Scholes-Merton option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock. The Company has concluded that its historical share option exercise experience does not provide a reasonable basis upon which to estimate expected term. Therefore, the expected term was determined according to the simplified method, which is the average of the vesting tranche dates and the contractual term. Due to the lack of company specific historical and implied volatility data, the estimate of expected volatility is primarily based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, companies with comparable characteristics are selected, including enterprise value and position within the industry, and with historical share price information sufficient to meet the expected life of the share-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of its share-based awards. The risk-free interest rate is determined by reference to U.S. Treasury zero-coupon issues with remaining maturities similar to the expected term of the options. The Company has not paid, and does not anticipate paying, cash dividends on shares of its common stock.

In order to determine the fair value of the Company’s common stock, the Company considered, among other things, contemporaneous valuations of the Company’s common stock, the Company’s business, financial condition and results of operations, including related industry trends affecting its operations; the likelihood of achieving a liquidity event, such as an initial public offering, or IPO, or sale, given prevailing market conditions; the lack of marketability of the Company’s common stock; the market performance of comparable publicly traded companies; and U.S. and global economic and capital market conditions. The fair value of the Company’s common stock was estimated to be $3.83 and $1.61 at December 31, 2020 and 2019, respectively. The Company conducted multiple valuations throughout the year ended December 31, 2020 and the estimate of the fair value of the Company’s common stock ranged from $0.39 and $3.83 as a result of the changes in the factors described above.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Income Taxes

The Company provides for income taxes using the asset and liability method. The Company provides deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the Company’s financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates expected to be in effect in the years in which the differences are expected to reverse. A valuation allowance is provided to reduce the deferred tax assets to the amount that will more likely than not be realized.

The Company does not have any material uncertain tax positions for which reserves would be required. The Company will recognize interest and penalties related to uncertain tax positions, if any, in income tax expense.

Deferred Offering Costs

Deferred offering costs are included in prepaid and other current assets and consists of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the planned initial public offering and that will be charged to additional paid-in capital upon the completion of the planned initial public offering. Should the planned initial public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

For the year-ended December 31, 2020, the Company capitalized approximately $265,000 of deferred offering costs related to the planned initial public offering.

Net Loss Per Share

Basic net loss per share is calculated by dividing net loss applicable to common stockholders by the weighted- average number of shares outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by adjusting the weighted-average number of shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. For purposes of the diluted net loss per share calculation, the potential impact of shares to be issued upon conversion of Series A, Series A-1 and Series B preferred stock, stock options, and warrants to purchase common stock are considered to be common stock equivalents, but have been excluded from the calculation of diluted net loss per share, as their effect would be anti-dilutive for all periods presented. Therefore, basic and diluted net loss per share applicable to common stockholders were the same for all periods presented.

The table below provides total shares outstanding, as of December 31:

	2020	2019
Shares issuable upon conversion of preferred stock	1,291,012	1,291,012
Shares issuable upon exercise of stock options	251,847	224,884
Shares issuable upon exercise of warrants to purchase common stock	23,309	23,309